PROPERTY, PLANT AND EQUIPMENT - Schedule of Breakdown of Property, Plant and Equipment (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 1,386,784,981
Ending balance	1,361,529,149	$ 1,386,784,981
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,561,926,351	3,474,102,350
Additions	67,001,056	92,729,721
Disposal	(121,428,888)	(4,905,720)
Transfers	0	0
Ending balance	3,507,498,519	3,561,926,351
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,175,141,370)	(2,092,972,938)
Disposal	120,057,777	3,425,609
Depreciation	(90,885,777)	(85,594,041)
Ending balance	(2,145,969,370)	(2,175,141,370)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	17,639,745
Ending balance	17,639,745	17,639,745
Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	17,639,745	17,639,773
Additions	0	0
Disposal	0	(28)
Transfers	0	0
Ending balance	17,639,745	17,639,745
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	888,213,734	878,337,144
Additions	0	1,463,011
Disposal	(829,536)	(486,511)
Transfers	54,313,683	8,900,090
Ending balance	941,697,881	888,213,734
Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(667,678,862)	(652,052,761)
Disposal	0	0
Depreciation	(14,762,654)	(15,626,101)
Ending balance	(682,441,516)	(667,678,862)
Machinery, equipment and spare parts
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	948,654,197
Ending balance	952,119,670	948,654,197
Machinery, equipment and spare parts | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,823,787,588	1,799,332,977
Additions	0	0
Disposal	(77,516,196)	0
Transfers	54,403,653	24,454,611
Ending balance	1,800,675,045	1,823,787,588
Machinery, equipment and spare parts | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(875,133,391)	(827,472,084)
Disposal	77,502,327	0
Depreciation	(50,924,311)	(47,661,307)
Ending balance	(848,555,375)	(875,133,391)
Transportation and load vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	21,315,258
Ending balance	23,353,530	21,315,258
Transportation and load vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	232,267,256	227,801,645
Additions	0	0
Disposal	(1,250,040)	(3,582,840)
Transfers	7,719,654	8,048,451
Ending balance	238,736,870	232,267,256
Transportation and load vehicles | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(210,951,998)	(208,201,983)
Disposal	968,205	3,425,609
Depreciation	(5,399,547)	(6,175,624)
Ending balance	(215,383,340)	(210,951,998)
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,305,072
Ending balance	1,366,724	1,305,072
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	63,129,600	62,844,620
Additions	0	0
Disposal	(35,845,323)	0
Transfers	512,409	284,980
Ending balance	27,796,686	63,129,600
Furniture and fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(61,824,528)	(61,318,214)
Disposal	35,845,323	0
Depreciation	(450,757)	(506,314)
Ending balance	(26,429,962)	(61,824,528)
Fields and quarries
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	103,551,105
Ending balance	102,756,125	103,551,105
Fields and quarries | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	451,141,029	429,317,486
Additions	0	407,438
Disposal	(245,871)	(836,341)
Transfers	18,126,549	22,252,446
Ending balance	469,021,707	451,141,029
Fields and quarries | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(347,589,924)	(332,614,860)
Disposal	0	0
Depreciation	(18,675,658)	(14,975,064)
Ending balance	(366,265,582)	(347,589,924)
Tools
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,659,953
Ending balance	1,476,773	1,659,953
Tools | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	13,622,620	13,101,859
Additions	0	0
Disposal	(5,741,922)	0
Transfers	489,670	520,761
Ending balance	8,370,368	13,622,620
Tools | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(11,962,667)	(11,313,036)
Disposal	5,741,922	0
Depreciation	(672,850)	(649,631)
Ending balance	(6,893,595)	(11,962,667)
Works in process
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	72,124,779
Ending balance	3,560,217	72,124,779
Works in process | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	72,124,779	45,726,846
Additions	67,001,056	90,859,272
Disposal	0	0
Transfers	(135,565,618)	(64,461,339)
Ending balance	$ 3,560,217	$ 72,124,779